ING Series Fund, Inc.

ING 130/30 Fundamental Research Fund

Supplement dated February 20, 2009

to Class A, Class B and Class C Prospectus and Class I Prospectus,

each dated September 30, 2008

ING 130/30 Fundamental Research Fund — Liquidation Notification

1.                                     On February 6, 2009, the Board of Directors of ING Series Fund, Inc. approved a proposal to liquidate ING 130/30 Fundamental Research Fund on or about April 4, 2009. The Fund was closed to purchases on February 9, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Series Fund, Inc.

ING 130/30 Fundamental Research Fund

Supplement dated February 20, 2009

to Class A, Class B, Class C and Class I shares

Statement of Additional Information,

dated September 30, 2008

ING 130/30 Fundamental Research Fund — Liquidation Notification

1.                                     On February 6, 2009, the Board of Directors of ING Series Fund, Inc. approved a proposal to liquidate ING 130/30 Fundamental Research Fund on or about April 4, 2009. The Fund was closed to purchases on February 9, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE